Statements of Net Assets Available for Benefits - EBP 005 [Member] - USD ($)	Nov. 30, 2025		Nov. 30, 2024
Participant-directed investments, at fair value:
Total investments	$ 1,421,809,481		$ 1,281,890,208
Non-interest bearing cash	12,254		9,697
Receivables:
Notes receivable from participants	5,855,837	[1]	5,689,638
Total assets	1,427,677,572		1,287,589,543
NET ASSETS AVAILABLE FOR BENEFITS	1,427,677,572		1,287,589,543
EBP, Participant-Directed [Member]
Participant-directed investments, at fair value:
Total investments	1,421,809,481		1,281,890,208
Common stocks [Member]
Participant-directed investments, at fair value:
Total investments	121,482,525		160,839,089
Common stocks [Member] | EBP, Participant-Directed [Member]
Participant-directed investments, at fair value:
Total investments	121,482,525		160,839,089
Common collective fund [Member] | EBP, Participant-Directed [Member]
Participant-directed investments, at fair value:
Total investments	226,147,685		190,402,165
Mutual funds [Member] | EBP, Participant-Directed [Member]
Participant-directed investments, at fair value:
Total investments	$ 1,074,179,271		$ 930,648,954

[1]	Party-in-interest